Table of Contents

Consolidated Schedule of Investments (Unaudited)	2
Notes to the Consolidated Schedule of Investments (Unaudited)	12

Consolidated Schedule of Investments	as of April 30, 2025 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

	SHARES	VALUE
CLASS A EQUITY SHARES
Art (a) (b) (c) - 96.4%
Masterworks 040, xLxLxCx-xGxhxexnxixex,x xAxdxrxixaxnx;x xLxixdxlxexsxsx xExyxex, 2016 (Cost: $114,808, Acquisition Date: 03/28/2023-01/15/2025)	5,449	$62,889
(Cost: $—, Acquisition Date: 03/05/2024)(d)	3,386	39,079
Masterworks 041, xLxLxCx-xRxixcxhxtxexrx,x xGxexrxhxaxrxdx;x xZxixexgxex, 1984 (Cost: $437,337, Acquisition Date: 03/28/2023)	22,709	425,110
Masterworks 042, xLxLxCx-xBxaxsxqxuxixaxtx,x xJxexaxnx-xMxixcxhxexlx;x xDxaxrxkx xMxixlxkx, 1986 (Cost: $362,749, Acquisition Date:03/28/2023)	19,173	467,394
(Cost: $—, Acquisition Date: 03/05/2024)(d)	17,605	429,169
Masterworks 043, xLxLxCx-xHxaxrxixnxgx,x x Kxexixtxhx;x xUxnxtxixtxlxexdx, 1983 (Cost: $575,705, Acquisition Date: 03/28/2023)	31,752	423,048
Masterworks 044, xLxLxCx-xBxaxsxqxuxixaxtx,x xJxexaxnx-xMxixcxhxexlx;x xMxixsxsxixsxsxixpxpxix, 1982 (Cost: $632,411, Acquisition Date: 03/28/2023)	33,233	613,029
Masterworks 046, xLxLxCx-xHxexrxrxexrxax,x xCxaxrxmxexnx;x xGxrxexexnx xaxnxdx xOxrxaxnxgxex, 1958 (Cost: $755,839, Acquisition Date: 03/28/2023-01/15/2025)	30,986	700,342
(Cost: $—, Acquisition Date: 03/05/2024)(d)	1,095	24,749
Masterworks 047, xLxLxCx-xCxoxnxdxox,x xGxexoxrxgxex;x xLxixsxtxexnxixnxgx xtxox xVxoxixcxexsx, 2010 (Cost: $169,134, Acquisition Date: 03/28/2023)	8,308	164,671
Masterworks 048, xLxLxCx-xFxoxrxgx,x x Gxuxnxtxhxexrx;x xUxnxtxixtxlxexdx, 2007 (Cost: $63,475, Acquisition Date: 03/28/2023-01/15/2025)	2,539	54,575
(Cost: $—, Acquisition Date: 03/05/2024)(d)	1,501	32,263
Masterworks 049, xLxLxCx-xTxexhx-xCxhxuxnx,x xCxhxux;x xPxrxixnxtxexmxpxsx xHxixvxexrxnxaxlx, 1986-1987 (Cost: $1,235,825, Acquisition Date: 03/28/2023-01/15/2025)	67,607	1,079,224
(Cost: $—, Acquisition Date: 03/05/2024)(d)	2,485	39,669
Masterworks 050, xLxLxCx-xSxhxixrxaxgxax,x xKxaxzxuxox;x xKxoxsxhxax, 1992 (Cost: $619,407, Acquisition Date: 03/28/2023-01/15/2025)	33,474	659,940
(Cost: $—, Acquisition Date: 03/05/2024)(d)	1,208	23,816
Masterworks 053, xLxLxCx-xWxoxoxlx,x xCxhxrxixsxtxoxpxhxexrx;x xUxnxtxixtxlxexdx, 1997 (Cost: $439,150, Acquisition Date: 03/28/2023)	25,277	354,742
(Cost: $—, Acquisition Date: 03/05/2024)(d)	906	12,715

	SHARES	VALUE
Art (a) (b) (c) - 96.4% (continued)
Masterworks 054, xLxLxCx-xMxixtxcxhxexlxlx,x xJxoxaxnx;x x1x2x xHxaxwxkxsx xaxtx x3x xOx’xCxlxoxcxkx, 1962 (Cost: $2,435,469, Acquisition Date: 03/28/2023-01/15/2025)	113,601	$2,791,665
(Cost: $—, Acquisition Date: 03/05/2024)(d)	23,820	585,360
Masterworks 055, xLxLxCx-xMxaxrxtxixnx,x x Axgxnxexsx;x xUxnxtxixtxlxexdx x#x1x2x, 1988 (Cost: $1,423,736, Acquisition Date: 03/28/2023-01/15/2025)	59,154	1,198,324
(Cost: $—, Acquisition Date: 03/05/2024)(d)	2,024	41,002
Masterworks 056, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xUxnxtxixtxlxexdx, 1967 (Cost: $1,098,247, Acquisition Date: 03/28/2023)	65,886	993,620
Masterworks 057, xLxLxCx-xGxixlxlxixaxmx,x x Sxaxmx;x xTxhxrxoxuxgxhx, 1970 (Cost: $368,650, Acquisition Date: 03/28/2023-01/15/2025)	18,308	312,287
(Cost: $—, Acquisition Date: 03/05/2024)(d)	642	10,951
Masterworks 058, xLxLxCx-xBxaxsxqxuxixaxtx,x xJxexaxnx-xMxixcxhxexlx;x xAxlxlx xCxoxlxoxrxexdx x Cxaxsxtx xIxIx, 1982 (Cost: $2,298,541, Acquisition Date: 03/28/2023-01/15/2025)	105,259	2,221,113
(Cost: $—, Acquisition Date: 03/05/2024)(d)	36,469	769,547
Masterworks 059, xLxLxCx-xHxaxrxixnxgx,x x Kxexixtxhx;x xUxnxtxixtxlxexdx, 1984 (Cost: $677,421, Acquisition Date: 03/28/2023)	42,995	537,270
Masterworks 062, xLxLxCx-xRxixcxhxtxexrx,x xGxexrxhxaxrxdx;x xAxbxsxtxrxaxkxtxexsx xBxixlxdx 9x0x8x-x8x, 2009 (Cost: $690,102, Acquisition Date: 03/28/2023)	30,512	510,975
(Cost: $—, Acquisition Date: 03/05/2024)(d)	981	16,429
Masterworks 063, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xIxnxfxixnxixtxyx-xNxextxsx x(xPxlxaxaxox)x, 2010 (Cost: $513,217, Acquisition Date: 03/28/2023)	29,125	300,861
Masterworks 064, xLxLxCx-xHxaxrxixnxgx,x Kxexixtxhx;x xUxnxtxixtxlxexdx, 1985 (Cost: $1,520,910, Acquisition Date: 03/28/2023)	85,303	1,379,187
(Cost: $—, Acquisition Date: 03/05/2024)(d)	2,579	41,698
Masterworks 066, xLxLxCx-xGxhxexnxixex,x xAxdxrxixaxnx;x xAxnxtxexlxoxpxex xAxtxtxaxcxkxexdx xNxexaxrx xGxaxsx xPxixpxex, 2018 (Cost: $682,176, Acquisition Date: 03/28/2023-01/15/2025)	31,695	639,675
(Cost: $—, Acquisition Date: 03/05/2024)(d)	1,003	20,243

 The accompanying Notes to the Consolidated Schedule of Investments are an integral part of the Consolidated Schedule of Investments.(Continued)
2

Consolidated Schedule of Investments	as of April 30, 2025 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

	SHARES	VALUE
Art (a) (b) (c) - 96.4% (continued)
Masterworks 068, xLxLxCx-xWxoxux-xKxix,x x Zxaxox;x x2x2x.x0x1x.x6x8x, 1968 (Cost: $895,862, Acquisition Date: 03/28/2023-01/15/2025)	51,093	$868,744
(Cost: $—, Acquisition Date: 03/05/2024)(d)	1,555	26,440
Masterworks 071, xLxLxCx-xWxaxrxhxoxlx,x x Axnxdxyx;x xDxoxlxlxaxrx xSxixgxnx, 1981 (Cost: $207,857, Acquisition Date: 03/28/2023)	10,408	105,756
(Cost: $—, Acquisition Date: 03/05/2024)(d)	348	3,536
Masterworks 072, xLxLxCx-xBxrxaxdxfxoxrxdx,x xMxaxrxkx;x xUxnxtxixtxlxexdx xPxixnxkx x(xSxfxmxoxmxax xBxexnxexfxixtx)x, 2016 (Cost: $740,344, Acquisition Date: 03/28/2023-01/15/2025)	36,617	722,128
(Cost: $—, Acquisition Date: 03/05/2024)(d)	1,206	23,784
Masterworks 073, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xPxaxcxixfxixcx-xOxcxexaxnx, 2015 (Cost: $551,940, Acquisition Date: 03/28/2023)	32,599	261,568
Masterworks 074, xLxLxCx-xBxaxsxqxuxixaxtx,x xJxexaxnx-xMxixcxhxexlx;x xRxexdx xRxaxbxbxixtx, 1982 (Cost: $1,405,295, Acquisition Date: 03/28/2023-01/15/2025)	62,991	1,385,922
(Cost: $—, Acquisition Date: 03/05/2024)(d)	15,219	334,847
Masterworks 075, xLxLxCx-xRxixcxhxtxexrx,x xGxexrxhxaxrxdx;x xAxbxsxtxrxaxkxtxexsx xBxixlxdx x 9x4x0x-x7x, 2015 (Cost: $948,274, Acquisition Date: 06/09/2023-01/15/2025)	47,877	840,098
(Cost: $—, Acquisition Date: 03/05/2024)(d)	12,131	212,863
Masterworks 076, xLxLxCx-xSxoxuxlxaxgxexsx,x xPxixexrxrxex;x xPxexixnxtxuxrxex x8x1x xxx x8x1x xcxmx,x x 1x7x xFxéxvxrxixexr 2016 (Cost: $245,876, Acquisition Date: 03/28/2023-01/15/2025)	11,978	144,973
(Cost: $—, Acquisition Date: 03/05/2024)(d)	388	4,696
Masterworks 079, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xSxexax xixnx xtxhxex xExvxexnxixnxgx x Gxlxoxwx, 1995 (Cost: $465,218, Acquisition Date: 03/28/2023)	27,051	308,549
Masterworks 080, xLxLxCx-xGxixlxlxixaxmx,x x Sxaxmx;x xAxtxmxoxsxpxhxexrxex, 1980 (Cost: $168,886, Acquisition Date: 06/09/2023-01/15/2025)	8,439	174,772
(Cost: $—, Acquisition Date: 03/05/2024)(d)	2,891	59,873
Masterworks 083, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xPxuxmxpxkxixnx, 1991 (Cost: $765,534, Acquisition Date: 03/28/2023-01/15/2025)	36,999	785,474
(Cost: $—, Acquisition Date: 03/05/2024)(d)	1,100	23,353

	SHARES	VALUE
Art (a) (b) (c) - 96.4% (continued)
Masterworks 084, xLxLxCx-xFxoxrxgx,x x Gxuxnxtxhxexrx;x xOxhxnxex xTxixtxexlx, 2008 (Cost: $232,897, Acquisition Date: 03/28/2023)	12,032	$166,348
(Cost: $—, Acquisition Date: 03/05/2024)(d)	371	5,129
Masterworks 088, xLxLxCx-xRxixcxhxtxexrx,x xGxexrxhxaxrxdx;x xAxbxsxtxrxaxkxtxexsx xBxixlxdx x 5x7x6x-x2x, 1985 (Cost: $683,510, Acquisition Date: 06/09/2023)	40,312	631,318
Masterworks 089, xLxLxCx-xFxrxaxnxkxexnxtxhxaxlxexrx,x xHxexlxexnx;x xMxixnxexrxaxlx xKxixnxgxdxoxmx, 1976 (Cost: $212,362, Acquisition Date: 06/09/2023-01/15/2025)	8,776	224,867
(Cost: $—, Acquisition Date: 03/05/2024)(d)	2,866	73,436
Masterworks 090, xLxLxCx-xWxoxoxlx,x xCxhxrxixsxtxoxpxhxexrx;x xUxnxtxixtxlxexdx, 1995 (Cost: $1,337,965, Acquisition Date: 06/09/2023-01/15/2025)	66,603	1,322,982
(Cost: $—, Acquisition Date: 03/05/2024)(d)	6,318	125,499
Masterworks 091, xLxLxCx-xWxoxoxlx,x xCxhxrxixsxtxoxpxhxexrx;x xUxnxtxixtxlxexdx, 1990 (Cost: $838,623, Acquisition Date: 06/09/2023-01/15/2025)	40,647	842,486
(Cost: $—, Acquisition Date: 03/05/2024)(d)	10,023	207,746
Masterworks 092, xLxLxCx-xBxaxnxkxsxyx;x xSxuxnxfxlxoxwxexrxsx xfxrxoxmx xPxextxrxoxlx x Sxtxaxtxixoxnx, 2005 (Cost: $1,264,893, Acquisition Date: 06/09/2023-01/15/2025)	66,350	1,178,197
(Cost: $—, Acquisition Date: 03/05/2024)(d)	20,152	357,845
Masterworks 093, xLxLxCx-xRxuxsxcxhxax,x xExdxwxaxrxdx;x xRxixpxex, 1967 (Cost: $3,903,775, Acquisition Date: 03/28/2023-01/15/2025)	201,011	3,839,431
(Cost: $—, Acquisition Date: 03/05/2024)(d)	18,090	345,530
Masterworks 095, xLxLxCx-xSxhxixrxaxgxax,x xKxaxzxuxox;x xCxhxixkxexnx-xsxexix xKxexnxdxoxsxhxixnx, 1961 (Cost: $585,910, Acquisition Date: 06/09/2023-01/15/2025)	31,637	572,263
(Cost: $—, Acquisition Date: 03/05/2024)(d)	4,887	88,398
Masterworks 096, xLxLxCx-xRxuxsxcxhxax,x xExdxwxaxrxdx;x xVxaxrxixextxixexsx xoxfx xIxnxtxexrxnxaxlx xTxoxrxmxexnxtx, 1998 (Cost: $669,357, Acquisition Date: 06/09/2023-01/15/2025)	34,346	738,133
(Cost: $—, Acquisition Date: 03/05/2024)(d)	5,088	109,347
Masterworks 097, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xRxexdx xGxoxdx, 2015 (Cost: $447,138, Acquisition Date: 06/09/2023-01/15/2025)	19,147	416,139
(Cost: $—, Acquisition Date: 03/05/2024)(d)	5,701	123,905

 The accompanying Notes to the Consolidated Schedule of Investments are an integral part of the Consolidated Schedule of Investments.(Continued)
3

Consolidated Schedule of Investments	as of April 30, 2025 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

	SHARES	VALUE
Art (a) (b) (c) - 96.4% (continued)
Masterworks 098, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xIxnxfxixnxixtxyx-xNxextxsx x(xBxCxOx)x, 2013 (Cost: $458,462, Acquisition Date: 06/09/2023-01/15/2025)	21,054	$340,531
Masterworks 099, xLxLxCx-xCxoxnxdxox,x xGxexoxrxgxex;x xMxaxrxyx xMxaxgxdxaxlxexnxex, 2009 (Cost: $60,532, Acquisition Date: 06/09/2023-01/15/2025)	2,641	43,103
(Cost: $—, Acquisition Date: 03/05/2024)(d)	837	13,660
Masterworks 101, xLxLxCx-xRxoxtxhxkxox,x x Mxaxrxkx;x xUxnxtxixtxlxexdx, 1968 (Cost: $1,411,886, Acquisition Date: 06/09/2023-01/15/2025)	75,163	1,379,865
(Cost: $—, Acquisition Date: 03/05/2024)(d)	9,358	171,797
Masterworks 103, xLxLxCx-xWxoxoxdx,x x Jxoxnxaxsx;x xCxoxlxlxaxbxoxrxaxtxixoxnx xAxpxpxrxoxpxrxixaxtxixoxnx x6x, 2015 (Cost: $196,773, Acquisition Date: 06/09/2023-01/15/2025)	9,568	247,999
(Cost: $—, Acquisition Date: 03/05/2024)(d)	2,947	76,385
Masterworks 104, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xPxuxmxpxkxixnx, 1999 (Cost: $100,277, Acquisition Date: 06/09/2023-01/15/2025)	5,686	98,074
(Cost: $—, Acquisition Date: 03/05/2024)(d)	2,270	39,154
Masterworks 105, xLxLxCx-xRxixlxexyx,x x Bxrxixdxgxextx;x xSxhxaxdxoxwxexdx xPxlxaxcxex, 1985 (Cost: $362,980, Acquisition Date: 06/09/2023)	25,947	235,272
Masterworks 106, xLxLxCx-xMxixtxcxhxexlxlx,x xJxoxaxnx;x xUxnxtxixtxlxexdx x (xBxuxixsxsxoxnxnxixexrxex)x, 1962 (Cost: $816,962, Acquisition Date: 06/09/2023-01/15/2025)	35,452	793,175
(Cost: $—, Acquisition Date: 03/05/2024)(d)	3,427	76,673
Masterworks 107, xLxLxCx-xSxoxuxlxaxgxexsx,x xPxixexrxrxex;x xPxexixnxtxuxrxex x1x4x3x xXx x2x0x2x xCxmx,x x 3x xJxaxnxvxixexr 2019, 2019 (Cost: $158,613, Acquisition Date: 06/09/2023-01/15/2025)	8,039	145,325
(Cost: $—, Acquisition Date: 03/05/2024)(d)	2,154	38,939
Masterworks 108, xLxLxCx-xRxixlxexyx,x x Bxrxixdxgxextx;x xAxrxcxaxnxex, 1972 (Cost: $728,230, Acquisition Date: 05/26/2023-01/15/2025)	36,477	735,461
(Cost: $—, Acquisition Date: 03/05/2024)(d)	444	8,952
Masterworks 109, xLxLxCx-xNxaxrxax,x xYxoxsxhxixtxoxmxox;x xNxox xHxoxpxexlxexsxsx, 2007 (Cost: $1,367,524, Acquisition Date: 06/09/2023-01/15/2025)	69,523	1,292,502
(Cost: $—, Acquisition Date: 03/05/2024)(d)	8,361	155,439

	SHARES	VALUE
Art (a) (b) (c) - 96.4% (continued)
Masterworks 110, xLxLxCx-xHxaxrxixnxgx,x x Kxexixtxhx;x xUxnxtxixtxlxexdx, 1982 (Cost: $472,042, Acquisition Date: 06/09/2023)	26,571	$354,635
Masterworks 111, xLxLxCx-xOxexhxlxexnx,x xAxlxbxexrxtx;x x1x0x1x xKxoxpxfxex, 2005 (Cost: $493,449, Acquisition Date: 06/09/2023-01/15/2025)	30,878	348,847
Masterworks 112, xLxLxCx-xSxoxuxlxaxgxexsx,x xPxixexrxrxex;x xPxexixnxtxuxrxex x9x2x xXx x6x5x xCxmx,x x 1x3x xMxaxrxs 2015 (Cost: $62,853, Acquisition Date: 06/09/2023-01/15/2025)	2,773	29,020
(Cost: $—, Acquisition Date: 03/05/2024)(d)	1,038	10,863
Masterworks 113, xLxLxCx-xOxexhxlxexnx,x xAxlxbxexrxtx;x xUxnxtxixtxlxexdx, 2001 (Cost: $171,397, Acquisition Date: 06/09/2023-01/15/2025)	8,343	128,091
(Cost: $—, Acquisition Date: 03/05/2024)(d)	2,262	34,729
Masterworks 114, xLxLxCx-xWxaxrxhxoxlx,x x Axnxdxyx;x xFxlxoxwxexrxsx, 1964 (Cost: $211,448, Acquisition Date: 06/09/2023-01/15/2025)	10,890	199,229
(Cost: $—, Acquisition Date: 03/05/2024)(d)	4,476	81,887
Masterworks 115, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xIxnxfxixnxixtxyx-xNxextxsx x(xJxAxAxTxOx)x, 2009 (Cost: $189,472, Acquisition Date: 06/09/2023)	9,039	88,128
Masterworks 116, xLxLxCx-xBxrxaxdxfxoxrxdx,x xMxaxrxkx;x xPxrxoxmxixsxex xLxaxnxdx, 2012 (Cost: $1,264,146, Acquisition Date: 06/09/2023-01/15/2025)	63,438	1,041,614
(Cost: $—, Acquisition Date: 03/05/2024)(d)	5,782	94,937
Masterworks 117, xLxLxCx-xBxaxsxqxuxixaxtx,x xJxexaxnx-xMxixcxhxexlx;x xUxnxtxixtxlxexdx, 1984 (Cost: $757,412, Acquisition Date: 06/09/2023-01/15/2025)	38,628	693,763
(Cost: $—, Acquisition Date: 03/05/2024)(d)	10,468	188,006
Masterworks 118, xLxLxCx-xLxixgxoxnx,x x Gxlxexnxnx;x xSxtxrxaxnxgxexrx x#x5x5x, 2011 (Cost: $346,127, Acquisition Date: 06/09/2023-01/15/2025)	20,168	338,475
(Cost: $—, Acquisition Date: 03/05/2024)(d)	1,573	26,399
Masterworks 120, xLxLxCx-xBxaxnxkxsxyx;x x Rxaxtx x&x xHxexaxrxtx, 2014 (Cost: $30,813, Acquisition Date: 06/09/2023-01/15/2025)	2,022	22,537
(Cost: $—, Acquisition Date: 03/05/2024)(d)	877	9,775
Masterworks 121, xLxLxCx-xBxrxaxdxfxoxrxdx,x xMxaxrxkx;x xMxyx xWxhxoxlxex xFxaxmxixlxyx xixsx xfxrxoxmx xPxhxixlxlxyx, 2014 (Cost: $1,951,281, Acquisition Date: 03/28/2023-01/15/2025)	98,213	1,464,955
(Cost: $—, Acquisition Date: 03/05/2024)(d)	1,808	26,968

 The accompanying Notes to the Consolidated Schedule of Investments are an integral part of the Consolidated Schedule of Investments.(Continued)
4

Consolidated Schedule of Investments	as of April 30, 2025 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

	SHARES	VALUE
Art (a) (b) (c) - 96.4% (continued)
Masterworks 122, xLxLxCx-xBxaxnxkxsxyx;x xAxgxexnxcxyx xJxoxbx x(xGxlxexaxnxexrxsx)x, 2009 (Cost: $602,678, Acquisition Date: 06/09/2023-01/15/2025)	36,002	$577,886
(Cost: $—, Acquisition Date: 03/05/2024)(d)	1,969	31,605
Masterworks 123, xLxLxCx-xOxexhxlxexnx,x xAxlxbxexrxtx;x xGxlxaxtxtx x(xSxmxoxoxtxhx)x, 2006 (Cost: $94,595, Acquisition Date: 06/09/2023)	5,298	66,218
(Cost: $—, Acquisition Date: 03/05/2024)(d)	1,554	19,423
Masterworks 124, xLxLxCx-xRxixlxexyx,x x Bxrxixdxgxextx;x xBxlxuxex xQxuxixvxexrx, 1983 (Cost: $753,555, Acquisition Date: 03/28/2023-01/15/2025)	42,095	682,027
(Cost: $—, Acquisition Date: 03/05/2024)(d)	879	14,242
Masterworks 125, xLxLxCx-xCxoxnxdxox,x xGxexoxrxgxex;x xTxrxaxnxsxpxaxrxexnxtx x Fxixgxuxrxexsx, 2016 (Cost: $919,345, Acquisition Date: 06/09/2023-01/15/2025)	37,688	1,040,875
(Cost: $—, Acquisition Date: 03/05/2024)(d)	3,681	101,663
Masterworks 126, xLxLxCx-xKxaxwxsx;x x Cxhxuxmx x(xKxCxOx9x)x, 2016 (Cost: $68,264, Acquisition Date: 06/09/2023-01/15/2025)	3,480	55,161
(Cost: $—, Acquisition Date: 03/05/2024)(d)	718	11,381
Masterworks 127, xLxLxCx-xGxhxexnxixex,x xAxdxrxixaxnx;x xAxnxtxexlxoxpxex xAxtxtxaxcxkxexdx xNxexaxrx xGxaxsx xPxixpxex x2x, 2019 (Cost: $580,741, Acquisition Date: 06/09/2023-01/15/2025)	28,275	571,198
(Cost: $—, Acquisition Date: 03/05/2024)(d)	2,656	53,655
Masterworks 128, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xIxnxfxixnxixtxyx-xNxextxsx x(xKxHxNx)x, 2011 (Cost: $176,823, Acquisition Date: 06/09/2023)	8,900	136,651
(Cost: $—, Acquisition Date: 03/05/2024)(d)	3,681	56,518
Masterworks 129, xLxLxCx-xSxhxixrxaxgxax,x xKxaxzxuxox;x xCxhxixsxuxixsxexix xTxsxuxhxixexnx, 1961 (Cost: $593,395, Acquisition Date: 06/09/2023-01/15/2025)	26,173	621,952
(Cost: $—, Acquisition Date: 03/05/2024)(d)	2,504	59,503
Masterworks 130, xLxLxCx-xGxhxexnxixex,x xAxdxrxixaxnx;x xTxhxex xTxrxixpx, 2016 (Cost: $1,237,693, Acquisition Date: 03/28/2023)	62,190	720,577
Masterworks 131, xLxLxCx-xFxoxnxtxaxnxax,x xLxuxcxixox;x xCxoxnxcxextxtxox xSxpxaxzxixaxlxex,x x Axtxtxexsxex, 1964-5 (Cost: $238,487, Acquisition Date: 06/09/2023-01/15/2025)	15,750	255,721

	SHARES	VALUE
Art (a) (b) (c) - 96.4% (continued)

Masterworks 132, xLxLxCx-xBxoxextxtxix,x
Axlxixgxhxixexrxox;x xSxexnxzxax xTxixtxoxlxox x(xIx xVxexrxbxix Ixrxrxexgxoxlxaxrxix,x xTxoxcxcxhxix xEx xRxixnxtxoxcxcxhxix,x
xPxexrx xNxuxoxvxix xDxexsxixdxexrxix)x

(Cost: $39,311, Acquisition Date: 06/09/2023-01/15/2025)	2,097	$40,269
(Cost: $—, Acquisition Date: 03/05/2024)(d)	738	14,172
Masterworks 133, xLxLxCx-xRxixcxhxtxexrx,x xGxexrxhxaxrxdx;x xAxbxsxtxrxaxkxtxexsx xBxixlxdx x 6x6x5x-x4x, 1988 (Cost: $295,283, Acquisition Date: 06/09/2023-01/15/2025)	12,722	258,535
(Cost: $—, Acquisition Date: 03/05/2024)(d)	2,150	43,692
Masterworks 136, xLxLxCx-xPxrxixnxcxex,x xRxixcxhxaxrxdx;x xAxrxex xYxoxux xKxixdxdxixnxgx?x, 1988 (Cost: $502,972, Acquisition Date: 03/28/2023-01/15/2025)	28,074	487,407
(Cost: $—, Acquisition Date: 03/05/2024)(d)	570	9,896
Masterworks 139, xLxLxCx-xOxexhxlxexnx,x xAxlxbxexrxtx;x xUxnxtxixtxlxexdx x(x2x2x/x8x7x)x, 1987 (Cost: $420,364, Acquisition Date: 03/28/2023)	25,085	359,541
(Cost: $—, Acquisition Date: 03/05/2024)(d)	553	7,926
Masterworks 140, xLxLxCx-xRxixlxexyx,x x Bxrxixdxgxextx;x xTxixnxcxtx, 1972 (Cost: $796,069, Acquisition Date: 03/28/2023-01/15/2025)	39,995	732,516
(Cost: $—, Acquisition Date: 03/05/2024)(d)	735	13,462
Masterworks 142, xLxLxCx-xUxexcxkxexrx,x xGxuxnxtxhxexrx;x xFxexlxdx x8x3x/x8x4x, 1983x-x8x4 (Cost: $412,641, Acquisition Date: 03/28/2023)	23,055	259,996
(Cost: $—, Acquisition Date: 03/05/2024)(d)	505	5,695
Masterworks 145, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xRxexdx xPxuxmxpxkxixnx, 1996 (Cost: $155,744, Acquisition Date: 03/28/2023-01/15/2025)	7,864	148,655
(Cost: $—, Acquisition Date: 03/05/2024)(d)	161	3,043
Masterworks 146, xLxLxCx-xRxuxsxcxhxax,x xExdxwxaxrxdx;x xSxexaxfxoxoxdx xSxtxoxcxkx, 1986 (Cost: $405,256, Acquisition Date: 03/28/2023-01/15/2025)	20,351	366,517
(Cost: $—, Acquisition Date: 03/05/2024)(d)	361	6,502
Masterworks 147, xLxLxCx-xAxnxdxrxex,x xCxaxrxlx;x xMxaxgxnxexsxixuxmx-xLxexaxdx xPxlxaxixnx, 1969 (Cost: $474,836, Acquisition Date: 03/28/2023-01/15/2025)	23,850	370,372
(Cost: $—, Acquisition Date: 03/05/2024)(d)	359	5,575

 The accompanying Notes to the Consolidated Schedule of Investments are an integral part of the Consolidated Schedule of Investments.(Continued)
5

Consolidated Schedule of Investments	as of April 30, 2025 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

	SHARES	VALUE
Art (a) (b) (c) - 96.4% (continued)
Masterworks 148, xLxLxCx-xGxixlxlxixaxmx,x x Sxaxmx;x xSxoxnxgx xTxrxoxpxixex, 1973 (Cost: $222,866, Acquisition Date: 03/28/2023)	11,753	$192,031
(Cost: $—, Acquisition Date: 03/05/2024)(d)	241	3,938
Masterworks 152, xLxLxCx-xWxaxrxhxoxlx xDxoxlxlxaxrx xSxixgxnx, 1982 (Cost: $180,970, Acquisition Date: 03/28/2023-01/15/2025)	9,128	146,215
(Cost: $—, Acquisition Date: 03/05/2024)(d)	185	2,963
Masterworks 153, xLxLxCx-xFxrxaxnxkxexnxtxhxaxlxexrx,x xHxexlxexnx;x xTxextxhxyxsx, 1981 (Cost: $335,305, Acquisition Date: 03/28/2023-01/15/2025)	16,838	360,080
(Cost: $—, Acquisition Date: 03/05/2024)(d)	326	6,972
Masterworks 154, xLxLxCx-xKxaxwxsx;x x Cxhxuxmx x(xKxCxBx1x)x, 2012 (Cost: $425,036, Acquisition Date: 03/28/2023-01/15/2025)	21,399	390,371
(Cost: $—, Acquisition Date: 03/05/2024)(d)	409	7,461
Masterworks 156, xLxLxCx-xHxaxrxixnxgx,x x Kxexixtxhx;x xUxnxtxixtxlxexdx xNxox.x x1x0x, 1988 (Cost: $682,250, Acquisition Date: 03/28/2023)	45,604	541,096
Masterworks 157, xLxLxCx-xCxoxnxdxox,x xGxexoxrxgxex;x xRxoxdxrxixgxox xaxnxdx xHxixsx xMxixsxtxrxexsxsx, 2008 (Cost: $279,046, Acquisition Date: 03/28/2023-01/15/2025)	14,030	300,588
(Cost: $—, Acquisition Date: 03/05/2024)(d)	232	4,971
Masterworks 158, xLxLxCx-xMxexhxrxextxux,x xJxuxlxixex;x xUxnxtxixtxlxexdx, 2012 (Cost: $176,083, Acquisition Date: 03/28/2023-01/15/2025)	8,835	220,665
(Cost: $—, Acquisition Date: 03/05/2024)(d)	173	4,321
Masterworks 159, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xPxuxmxpxkxixnx x(xOx.xKxex)x, 2004 (Cost: $416,159, Acquisition Date: 03/28/2023-01/15/2025)	22,603	480,632
(Cost: $—, Acquisition Date: 03/05/2024)(d)	443	9,420
Masterworks 160, xLxLxCx-xSxoxuxlxaxgxexsx,x xPxixexrxrxex;x xPxexixnxtxuxrxex x9x2x xXx x7x3x xCxmx,x x 2x5x xOxcxtxoxbxrxe 1987, 1987 (Cost: $302,122, Acquisition Date: 03/28/2023-01/15/2025)	16,141	199,963
(Cost: $—, Acquisition Date: 03/05/2024)(d)	297	3,679
Masterworks 162, xLxLxCx-xJxoxhxnxsxoxnx,x xRxaxsxhxixdx;x xUxnxtxixtxlxexdx x(xExsxcxaxpxex xCxoxlxlxaxgxex)x, 2019 (Cost: $275,517, Acquisition Date: 03/28/2023)	13,820	144,364

	SHARES	VALUE
Art (a) (b) (c) - 96.4% (continued)
Masterworks 163, xLxLxCx-xKxaxtxzx,x Axlxexxx;x xKxyxmx, 2004 (Cost: $171,414, Acquisition Date: 03/28/2023-01/15/2025)	7,724	$181,132
(Cost: $—, Acquisition Date: 03/05/2024)(d)	150	3,518
Masterworks 164, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xIxnxfxixnxixtxyx-xNxextxsx x(xDxkxkxnx)x, 2010 (Cost: $689,025, Acquisition Date: 03/28/2023)	34,549	264,756
Masterworks 165, xLxLxCx-xJxuxdxdx,x xDxoxnxaxlxdx;x xUxnxtxixtxlxexdx, 1988 (Cost: $296,139, Acquisition Date: 03/28/2023-01/15/2025)	12,632	272,853
(Cost: $—, Acquisition Date: 03/05/2024)(d)	258	5,573
Masterworks 166, xLxLxCx-xKxaxwxsx;x xKxuxrxfxsx x(xLxaxuxgxhxixnxgx)x, 2008
(Cost: $523,817, Acquisition Date: 03/28/2023-01/15/2025)	26,657	508,669
(Cost: $—, Acquisition Date: 03/05/2024)(d)	577	11,010
Masterworks 167, xLxLxCx-xRxixlxexyx,x x Bxrxixdxgxextx;x xDxexlxoxsx, 1983 (Cost: $754,206, Acquisition Date: 05/26/2023-01/15/2025)	37,759	736,803
(Cost: $—, Acquisition Date: 03/05/2024)(d)	466	9,093
Masterworks 168, xLxLxCx-xOxwxexnxsx,x x Lxaxuxrxax;x xUxnxtxixtxlxexdx, 2016 (Cost: $193,545, Acquisition Date: 03/28/2023-01/15/2025)	9,721	195,146
(Cost: $—, Acquisition Date: 03/05/2024)(d)	179	3,593
Masterworks 169, xLxLxCx-xWxhxixtxnxexyx,x xSxtxaxnxlxexyx;x xMxoxrxnxixnxgx xBxixrxdx, 2022 (Cost: $234,203, Acquisition Date: 03/28/2023)	11,753	138,283
(Cost: $—, Acquisition Date: 03/05/2024)(d)	219	2,577
Masterworks 171, xLxLxCx-xWxhxixtxnxexyx,x xSxtxaxnxlxexyx;x xMxexmxoxrxyx xGxaxrxdxexnx, 2020 (Cost: $222,877, Acquisition Date: 03/28/2023)	11,180	108,263
(Cost: $—, Acquisition Date: 03/05/2024)(d)	204	1,975
Masterworks 172, xLxLxCx-xNxaxrxax,x xYxoxsxhxixtxoxmxox;x xKxaxpxuxtxtx x Pxuxpx xKxixnxgx, 1999 (Cost: $390,604, Acquisition Date: 03/28/2023-01/15/2025)	19,644	378,984
(Cost: $—, Acquisition Date: 03/05/2024)(d)	385	7,428
Masterworks 173, xLxLxCx-xYxixaxdxoxmx-xBxoxaxkxyxex,x xLxyxnxextxtxex;x xOxyxsxtxexrx, 2012 (Cost: $385,530, Acquisition Date: 03/28/2023)	19,347	264,533
(Cost: $—, Acquisition Date: 03/05/2024)(d)	361	4,936

 The accompanying Notes to the Consolidated Schedule of Investments are an integral part of the Consolidated Schedule of Investments.(Continued)
6

Consolidated Schedule of Investments	as of April 30, 2025 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

	SHARES	VALUE
Art (a) (b) (c) - 96.4% (continued)
Masterworks 174, xLxLxCx-xCxhxaxnxexlx xAxbxnxexyx,x xNxixnxax;x xAxnxyxtxixmxex,x xAxnxyxpxlxaxcxex, 2018 (Cost: $133,313, Acquisition Date: 03/28/2023)	6,026	$66,164
Masterworks 176, xLxLxCx-xKxaxwxsx;x x Uxnxtxixtxlxexdx x(xKxuxrxfx)x, 2008 (Cost: $395,212, Acquisition Date: 05/26/2023-01/15/2025)	19,780	418,106
(Cost: $—, Acquisition Date: 03/05/2024)(d)	242	5,115
Masterworks 177, xLxLxCx-xKxaxtxzx,x xAxlxexxx;x xPxixnxkx xKxixmxoxnxox,x xIxsxaxaxcx xMxixzxrxaxhxix xSxexrxixexsx, 1994 (Cost: $360,703, Acquisition Date: 03/28/2023-01/15/2025)	19,641	427,973
(Cost: $—, Acquisition Date: 03/05/2024)(d)	316	6,886
Masterworks 178, xLxLxCx-xFxrxaxnxkxexnxtxhxaxlxexrx,x xHxexlxexnx;x xBxrxixdxex’xsx xDxoxoxrx, 1967 (Cost: $588,914, Acquisition Date: 05/26/2023-01/15/2025)	29,462	628,793
(Cost: $—, Acquisition Date: 03/05/2024)(d)	360	7,683
Masterworks 179, xLxLxCx-xWxoxux-xKxix,x x Zxaxox;x x1x7x.x0x2x.x7x1x-x1x2x.x0x5x.x7x6x, 1971 (Cost: $434,160, Acquisition Date: 03/28/2023)	23,493	360,730
(Cost: $—, Acquisition Date: 03/05/2024)(d)	438	6,725
Masterworks 180, xLxLxCx-xWxhxixtxnxexyx,x xSxtxaxnxlxexyx;x xIx xSxixnxgx xRxexdx xaxnxdx x Bxlxuxex, 2020 (Cost: $223,055, Acquisition Date: 03/28/2023)	11,056	108,342
(Cost: $—, Acquisition Date: 03/05/2024)(d)	195	1,911
Masterworks 182, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xPxuxmxpxkxixnx, 1996 (Cost: $153,736, Acquisition Date: 03/28/2023-01/15/2025)	7,724	167,825
(Cost: $—, Acquisition Date: 03/05/2024)(d)	130	2,825
Masterworks 186, xLxLxCx-xPxaxrxtxyx,x xNxixcxoxlxaxsx;x xLxaxnxdxsxcxaxpxex, 2017 (Cost: $663,340, Acquisition Date: 04/12/2023)	33,167	471,074
(Cost: $—, Acquisition Date: 03/05/2024)(d)	467	6,633
Masterworks 191, xLxLxCx-xCxoxnxdxox,x xGxexoxrxgxex;x xGxrxexexnx xaxnxdx xPxuxrxpxlxex xCxoxmxpxoxsxixtxixoxnx, 2010 (Cost: $1,065,035, Acquisition Date: 05/26/2023-01/15/2025)	53,312	933,450
(Cost: $—, Acquisition Date: 03/05/2024)(d)	651	11,398

	SHARES	VALUE
Art (a) (b) (c) - 96.4% (continued)
Masterworks 192, xLxLxCx-xOxexhxlxexnx,x xAxlxbxexrxtx;x xAxuxfx x(xDxexrx xSxtxrxaxsxsxex)x xSxcxhxrxexixbxexnx x(xWxrxixtxixnxgx x(xOxnx xTxhxex xSxtxrxexextx)x)x, 2000 (Cost: $420,091, Acquisition Date: 05/26/2023-01/15/2025)	21,043	$417,573
(Cost: $—, Acquisition Date: 03/05/2024)(d)	257	5,100
Masterworks 193, xLxLxCx-xHxexrxrxexrxax,x xCxaxrxmxexnx;x xNxoxcxhxex xVxexrxdxex, 2016 (Cost: $158,482, Acquisition Date: 03/28/2023-01/15/2025)	7,951	168,723
(Cost: $—, Acquisition Date: 03/05/2024)(d)	134	2,844
Masterworks 196, xLxLxCx-xMxixtxcxhxexlxlx,x xJxoxaxnx;x xUxnxtxixtxlxexdx,x xCx. 1956 (Cost: $897,102, Acquisition Date: 05/26/2023-01/15/2025)	44,845	911,502
(Cost: $—, Acquisition Date: 03/05/2024)(d)	547	11,118
Masterworks 197, xLxLxCx-xHxoxcxkxnxexyx,x xDxaxvxixdx;x xSxuxnxfxlxoxwxexrx xaxnxdx xTxhxrxexex xOxrxaxnxgxexsx, 1996 (Cost: $1,067,747, Acquisition Date: 05/26/2023-01/15/2025)	53,324	1,166,751
(Cost: $—, Acquisition Date: 03/05/2024)(d)	651	14,244
Masterworks 214, xLxLxCx-xFxrxaxnxkxexnxtxhxaxlxexrx,x xHxexlxexnx;x xPxixlxoxtx, 1978 (Cost: $448,869, Acquisition Date: 05/26/2023-01/15/2025)	22,447	436,262
(Cost: $—, Acquisition Date: 03/05/2024)(d)	274	5,325
Masterworks 215, xLxLxCx-xBxoxextxtxix,x xAxlxixgxhxixexrxox;x xMxaxpxpxax, 1983 (Cost: $673,128, Acquisition Date: 05/26/2023-01/15/2025)	33,671	614,143
(Cost: $—, Acquisition Date: 03/05/2024)(d)	411	7,496
Masterworks 217, xLxLxCx-xCxoxnxdxox,x xGxexoxrxgxex;x xCxoxnxsxtxrxuxcxtxexdx xFxaxcxex, 2013 (Cost: $497,500, Acquisition Date: 05/26/2023)	24,875	362,951
(Cost: $—, Acquisition Date: 03/05/2024)(d)	308	4,494
Masterworks 218, xLxLxCx-xRxixlxexyx,x x Bxrxixdxgxextx;x xGxrxexexnxsxlxexexvxexsx, 1983 (Cost: $644,930, Acquisition Date: 05/26/2023-01/15/2025)	32,268	638,681
(Cost: $—, Acquisition Date: 03/05/2024)(d)	394	7,798
Masterworks 219, xLxLxCx-xHxaxrxixnxgx,x x Kxexixtxhx;x xUxnxtxixtxlxexdx, 1984 (Cost: $1,053,020, Acquisition Date: 05/30/2023)	52,651	666,609
Masterworks 228, xLxLxCx-xNxaxrxax,x xYxoxsxhxixtxoxmxox;x xUxnxdxexrx xtxhxex xHxaxzxyx x Sxkxyx, 2012 (Cost: $2,552,080, Acquisition Date: 05/30/2023-01/15/2025)	127,668	2,869,721
(Cost: $—, Acquisition Date: 03/05/2024)(d)	1,516	34,077

 The accompanying Notes to the Consolidated Schedule of Investments are an integral part of the Consolidated Schedule of Investments.(Continued)
7

Consolidated Schedule of Investments	as of April 30, 2025 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

	SHARES	VALUE
Art (a) (b) (c) - 96.4% (continued)
Masterworks 230, xLxLxCx-xKxaxwxsx;x x Cxhxuxmx x(xKxCxBx8x)x, 2012 (Cost: $434,066, Acquisition Date: 05/26/2023-01/15/2025)	21,753	$393,050
(Cost: $—, Acquisition Date: 03/05/2024)(d)	266	4,806
Masterworks 236, xLxLxCx-xCxoxnxdxox,x xGxexoxrxgxex;x xExaxsxtxexrx xSxuxnxdxaxyx, 2011 (Cost: $713,881, Acquisition Date: 05/26/2023-01/15/2025)	35,768	782,801
(Cost: $—, Acquisition Date: 03/05/2024)(d)	378	8,273
Masterworks 239, xLxLxCx-xBxrxoxwxnx,x x Cxexcxixlxyx;x xTxhxex xNxyxmxpxhxsx xHxaxvxex xDxexpxaxrxtxexdx, 2014 (Cost: $1,156,600, Acquisition Date: 05/26/2023)	57,830	921,012
(Cost: $—, Acquisition Date: 03/05/2024)(d)	622	9,906
Masterworks 241, xLxLxCx-xPxaxrxtxyx,x xNxixcxoxlxaxsx;x xTxrxexexsx, 2019 (Cost: $481,820, Acquisition Date: 05/26/2023)	24,091	423,450
(Cost: $—, Acquisition Date: 03/05/2024)(d)	298	5,238
Masterworks 245, xLxLxCx-xAxyx xTxjxoxex,x xCxhxrxixsxtxixnxex;x xLxaxyxexrx xaxsx xax xHxixdxixnxgx xPxlxaxcxex, 2013 (Cost: $408,293, Acquisition Date: 05/26/2023-01/15/2025)	20,422	416,976
(Cost: $—, Acquisition Date: 03/05/2024)(d)	177	3,614
Masterworks 254, xLxLxCx-xCxoxnxdxox,x xGxexoxrxgxex,x xIxnxsxixdxex xtxhxex xWxexsxtx xWxixnxgx, 1957 (Cost: $693,480, Acquisition Date: 01/12/2024)	34,674	609,340
Masterworks 258, xLxLxCx-xGxixlxlxixaxmx,x xSxaxmx;x xUxnxtxixtxlxexd (Cost: $416,080, Acquisition Date: 10/30/2023)	20,804	317,685
Masterworks 261, xLxLxCx-xWxoxnxgx,x xMxaxtxtxhxexwx;x xUxnxtxixtxlxexdx, 2017 (Cost: $774,362, Acquisition Date: 05/26/2023-01/15/2025)	38,723	795,839
(Cost: $—, Acquisition Date: 03/05/2024)(d)	334	6,864
Masterworks 262, xLxLxCx-xBxaxsxqxuxixaxtx,x xJxexaxnx-xMxixcxhxexlx;x xUxnxtxixtxlxexdx, 1983 (Cost: $2,236,264, Acquisition Date: 10/30/2023-01/15/2025)	111,772	2,458,380
(Cost: $—, Acquisition Date: 03/05/2024)(d)	1,956	43,021
Masterworks 268, xLxLxCx-xNxxaxrxax,x xYxoxsxhxixtxoxmxox;x xWxxoxuxnxdxexdx (Cost: $1,687,589, Acquisition Date: 10/30/2023-01/15/2025)	84,471	1,609,730
(Cost: $—, Acquisition Date: 03/05/2024)(d)	345	6,575

	SHARES	VALUE
Art (a) (b) (c) - 96.4% (continued)
Masterworks 273, xLxLxCx-xCxxoxnxdxox,x xGxexoxrxgxex;x xHxuxmxaxnx xRxaxgxex (Cost: $534,414, Acquisition Date: 10/30/2023-01/15/2025)	26,748	$553,480
(Cost: $—, Acquisition Date: 03/05/2024)(d)	65	1,345
Masterworks 274, xLxLxCx-xCxoxnxdxox,x xGxexoxrxgxex;x xPxoxlxixtxixcxaxlx xCxaxrxtxoxoxnx Abstraction (Cost: $502,403, Acquisition Date: 03/05/2024-01/15/2025)	25,121	497,308
Masterworks 275, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xIxnxfxixnxixtxyx-xSxixlxvxexrx-xNxextxsx x(xTxwxhxexxrxox)x (Cost: $751,700, Acquisition Date: 10/30/2023)	37,585	342,125
Masterworks 278, xLxLxCx-xBxrxaxdxfxoxrxdx,x xMxaxrxkx,x xMxaxqxuxaxnx, 2015 (Cost: $604,070, Acquisition Date: 01/03/2024-01/15/2025)	30,242	593,530
Masterworks 279, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xNxextxsx xOxbxsxexsxsxixoxnx x(xTxoxwxex)x (Cost: $554,780, Acquisition Date: 10/30/2023)	27,739	232,159
(Cost: $—, Acquisition Date: 03/05/2024)(d)	69	577
Masterworks 282, xLxLxCx-xBxaxsxqxuxixaxtx,x xJxexaxnx-xMxixcxhxexlx;x x xPxoxlxlxox xFxrxixtxox, 1982 (Cost: $2,400,000, Acquisition Date: 03/26/2024)	120,000	2,383,872
Masterworks 286, xLxLxCx-xBxrxaxdxfxxoxrxxdx,x xMxxxaxrxkx;x xxSxxexax xMxoxnxsxtxexrx (Cost: $1,190,993, Acquisition Date: 03/05/2024-01/15/2025)	59,557	1,065,505
Masterworks 300, xLxLxCx-xFxrxaxnxkxexnxtxhxaxlxexrx,x xHxexlxexnx;x xOxvxexrx xaxnxdx xAxbxoxvxex (Cost: $395,758, Acquisition Date: 10/30/2023-01/15/2025)	19,786	773,710
(Cost: $—, Acquisition Date: 03/05/2024)(d)	49	1,916
Masterworks 304, xLxLxCx-xSxcxhxaxrxfx,x xKxexnxnxyx;x xExvxoxlxuxtxixoxnx xRxexvxoxlxuxtxixoxnx xIxvx (Cost: $172,282, Acquisition Date: 03/05/2024-01/15/2025)	8,682	170,684
Masterworks 309, xLxLxCx-xCxoxnxdxox,x xGxexoxrxgxex;x xUxnxtxixtxlxexdx x(xPxaxixnxtxixnxgx xDxrxaxwxixnxgx x6x)x (Cost: $184,239, Acquisition Date: 03/05/2024-01/15/2025)	9,330	183,454
Masterworks 311, xLxLxCx-xRxuxsxcxhxax, xExdxwxaxrxdx;x xMxaxnxuxaxlx xMxxoxbxixxlxixtxyx (Cost: $898,294, Acquisition Date: 03/05/2024-01/15/2025)	44,913	975,344
Masterworks 312, xLxLxCx-xRxyxmxaxnx,x xRxoxbxexrxtx;x xFxixlxex (Cost: $434,520, Acquisition Date: 03/05/2024-01/15/2025)	21,726	544,426
Masterworks 318, xLxLxCx-xPxexyxtxoxnx,x xExlxixzxaxbxextxhx;x xHxaxixrxcxuxtx x(xBxexnx x&x xSxpxexnxcxexrx)x (Cost: $125,973, Acquisition Date: 03/05/2024-01/15/2025)	6,296	144,517

 The accompanying Notes to the Consolidated Schedule of Investments are an integral part of the Consolidated Schedule of Investments.(Continued)
8

Consolidated Schedule of Investments	as of April 30, 2025 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

	SHARES	VALUE
Art (a) (b) (c) - 96.4% (continued)
Masterworks 325, xLxLxCx-xCxoxnxdxox,x xGxexoxrxgxex;x xExcxsxtxaxtxixcx xFxixgxuxrxexsx (Cost: $859,900, Acquisition Date: 03/05/2024)	42,995	$745,189
Masterworks 326, xLxLxCx-xSxoxuxlxaxgxexsx,x xPxixexrxrxex;x xPxexixnxtxuxrxex x1x2x8x xXx x1x8x1x xCxmx, 2009 (Cost: $416,080, Acquisition Date: 03/05/2024)	20,804	312,372
Masterworks 329, xLxLxCx-xFxoxrxgx,x xGxuxnxtxhxexrx;x xUxnxtxixtxlxexd (Cost: $138,840, Acquisition Date: 03/05/2024-01/15/2025)	6,953	136,692
Masterworks 334, xLxLxCx-xSxexox-xbxox,x xPxaxrxkx;x xExcxrxixtxuxrxex xNxox.x x2x-x8x0x-x8x1x (Cost: $252,400, Acquisition Date: 03/05/2024)	12,620	249,399
Masterworks 338, xLxLxCx-xFxoxrxgx,x xGxuxnxtxhxexxrx;x xUxnxtxxixtxlxexdx (Cost: $129,742, Acquisition Date: 03/05/2024-01/15/2025)	6,441	184,401
Masterworks 341, xLxLxCx-xWxoxoxlx,x xCxhxrxixsxtxoxpxhxexrx;x x xUxnxtxixtxlxexdx, 1990 (Cost: $1,109,560, Acquisition Date: 04/09/2024)	55,478	1,211,529
Masterworks 348, xLxLxCx-xKxaxtxzx,x xAxlxexxx;x xRxaxixnxcxoxaxtx xTxrxixpxtxyxcxh (Cost: $450,820, Acquisition Date: 03/05/2024)	22,541	489,890
Masterworks 355, xLxLxCx-xHxexlxexnx xFxrxaxnxkxexnxtxhxaxlxexrx,x xDxexgxaxsx xAxtx x4x5x, 1974 (Cost: $488,080, Acquisition Date: 10/29/2024-01/15/2025)	24,404	488,080
Masterworks 369, xLxLxCx-xBxrxoxwxnx,x x Cxexcxixlxyx;x xWxhxaxtx xyxoxux xNxexexdx, 2006 (Cost: $374,600, Acquisition Date: 12/20/2024)	18,730	424,830
Masterworks 371, xLxLxCx-xSxexox-xbxox,x xPxaxrxkx;x xExcxrxixtxuxrxex xNxox.x x2x-x7x5 (Cost: $249,840, Acquisition Date: 03/05/2024-01/15/2025)	12,492	248,658
Masterworks 380, xLxLxCx-xSxixnxgxexrx,x xAxvxexrxyx;x xUxnxtxixxxtxlxexdx x(xSxaxtxuxrxdxaxyx xNxixgxhxtx)x (Cost: $327,735, Acquisition Date: 03/05/2024-01/15/2025)	16,473	343,940
Masterworks 386, xLxLxCx-xRxixcxhxtxexrx,x xGxexrxhxaxrxdx;x x xAxbxsxtxrxaxkxtxexsx xBxixlxdx x (x5x5x7x-x3x)x, 1984 (Cost: $642,140, Acquisition Date: 04/30/2024-01/15/2025)	32,107	634,813
Masterworks 387, xLxLxCx-xFxoxrxgx,x xGxuxnxtxhxexrx;x xUxnxtxixtxlxexdx (Cost: $194,180, Acquisition Date: 03/05/2024)	9,709	198,182
Masterworks 388, xLxLxCx-xBxaxsx,x xHxexrxnxaxnx;x xWxixtxhx xSxtxuxpxixd (Cost: $249,660, Acquisition Date: 03/05/2024)	12,483	173,636
Masterworks 389, xLxLxCx-xUxnxtxixtxlxexd (Cost: $152,680, Acquisition Date: 04/02/2024)	7,634	153,338

	SHARES	VALUE
Art (a) (b) (c) - 96.4% (continued)
Masterworks 390, xLxLxCx-xOxwxexnxsx,x xLxaxuxrxax;x xUxnxtxixtxlxexdx (Cost: $259,120, Acquisition Date: 03/05/2024-01/15/2025)	12,956	$255,361
Masterworks 391, xLxLxCx-xPxexyxtxoxnx,x xExlxixzxaxbxextxhx;x xPxixoxtxrx xUxkxlxaxnxsxkxix (Cost: $180,420, Acquisition Date: 03/05/2024)	9,021	148,181
Masterworks 393, xLxLxCx-xFxrxaxnxkxexnxtxhxaxlxexrx,x xHxexlxexnx;x xSxexaxsxpxaxcxex (Cost: $519,191, Acquisition Date: 03/05/2024-01/15/2025)	25,963	521,568
Masterworks 395, xLxLxCx-xxFxoxrxgx,x xGxuxnxtxhxexrx;x xUxnxtxixtxlxexdx (Cost: $152,680, Acquisition Date: 03/05/2024)	7,634	153,479
Masterworks 396, xLxLxCx-xSxoxuxlxaxgxexsx,x xPxixexrxrxex;x xPxexixnxtxuxrxex x1x8x1x xXx x8x1x xCxmx, 2006 (Cost: $305,120, Acquisition Date: 04/02/2024)	15,256	212,409
Masterworks 398, xLxLxCx-xRxixlxexyx,x xBxrxixdxgxextx;x xCxlxoxsxex xBxy (Cost: $724,854, Acquisition Date: 03/05/2024-01/15/2025)	36,264	612,938
Masterworks 399, xLxLxCx-xBxaxsx,x xHxexrxnxaxnx;x xTxhxex xDxexaxdx xLxixnxex (Cost: $132,600, Acquisition Date: 03/05/2024)	6,630	101,632
Masterworks 400, xLxLxCx-xRxixcxhxtxexrx,x xGxexrxhxaxrxdx;x xAxbxsxtxrxaxkxtxexsx xBxixlxdx x [x8x1x9x-x2x]x (Cost: $669,980, Acquisition Date: 03/05/2024)	33,499	566,622
Masterworks 402, xLxLxCx-xNxaxrxax,x xYxoxsxhxixtxoxmxox;x xUxnxtxixtxlxexdx (Cost: $234,307, Acquisition Date: 03/05/2024-01/15/2025)	11,654	229,112
Masterworks 406, xLxLxCx-xCxoxdxax (Cost: $343,120, Acquisition Date: 04/02/2024)	17,156	247,691
Masterworks 407, xLxLxCx-xWxoxoxdx,x x Jxoxnxaxsx;x x xWxoxoxdx xSxhxexlxfx xWxixtxhx x Bxaxlxlx, 2019 (Cost: $638,000, Acquisition Date: 03/26/2024)	31,900	705,877
Masterworks 410, xLxLxCx-xYxex,x xLxixux;x xTxhxex xExnxdx xOxfx xBxaxrxoxqxuxex (Cost: $796,940, Acquisition Date: 04/02/2024)	39,847	702,586
Masterworks 414, xLxLxCx-xBxrxaxdxfxoxrxdx,x xMxaxrxkx;x x xVxaxlxuxex x8x7x, 2009 (Cost: $384,840, Acquisition Date: 04/30/2024)	19,242	374,199
Masterworks 416, xLxLxCx-xGxhxexnxxxixex,x xAxdxrxixaxnx;x xTxhxex xLxixdxlxexsxsx xExyxex (Cost: $238,780, Acquisition Date: 03/05/2024-01/15/2025)	11,939	164,300
Masterworks 417, xLxLxCx-xNxaxrxax,x Yoshitomo; Dog In The Night (Cost: $252,680, Acquisition Date: 03/05/2024-01/15/2025)	12,634	248,379

 The accompanying Notes to the Consolidated Schedule of Investments are an integral part of the Consolidated Schedule of Investments.(Continued)
9

Consolidated Schedule of Investments	as of April 30, 2025 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

	SHARES	VALUE
Art (a) (b) (c) - 96.4% (continued)
Masterworks 418, xLxLxCx-xBxoxxextxtxix, xAxlxixgxhxixexxrxox;x xIxlx xVxxexnxtxixcxixnxxqxuxexsxixmxox xGxixoxrxxxxnxox xDxxxxxxxxexxlx xTxexxrxxxzxoxMxexsxex xDxexlxlxaxnxnxox xMxixlxlxexnxoxvxexcxexnxtxoxoxtxtxaxn (Cost: $152,680, Acquisition Date: 03/26/2024)	7,634	$159,362
Masterworks 419, xLxLxCx-xHxexnxdxrxixcxkxsx,x xBxaxrxkxlxexyx xLx.x;x x xTxrxixpxlxex xPxoxrxtxrxaxixtx:x x Wxoxrxlxdx xCxoxnxqxuxexrxoxrx, 2011 (Cost: $590,820, Acquisition Date: 04/30/2024-01/15/2025)	29,541	582,084
Masterworks 426, xLxLxCx-xWxoxoxdx,x x Jxoxnxaxsx;x xWxhxixtxex xOxrxcxhxixdx xwxixtxhx xBxlxuxex xLxexaxvxexsx, 2020 (Cost: $182,000, Acquisition Date: 05/28/2024-01/15/2025)	9,100	185,580
Masterworks 428, xLxLxCx-xKxuxsxuxmxax,x xYxaxyxoxix;x xIxnxfxixnxixtxyx-xNxextxsx x(xFxKxQxSx)x, 2016 (Cost: $430,080, Acquisition Date: 06/11/2024)	21,504	320,616
Masterworks 434, xLxLxCx-xAxlxixcxex xNxexexlx,x xDxaxvxixdx xMxcxkxexex xAxnxdx xHxixsx xFxixrxsxtx xWxixfxex xJxaxnxex, 1968 (Cost: $402,340, Acquisition Date: 08/28/2024)	20,117	476,149
Masterworks 446, xLxLxCx-xJxexaxnx-xMxixcxhxexlx xBxaxsxqxuxixaxtx,x xUxnxtxixtxlxexdx x(xCxaxvxex xPxaxixnxtxixnxgx)x, 1982 (Cost: $1,387,220, Acquisition Date: 10/29/2024-01/15/2025)	69,361	1,567,184
Total Class A Equity Shares (Cost $106,419,578)		$104,824,867
SHORT-TERM INVESTMENTS - 1.3%
Money Market Funds - 1.3%
First American Government Obligations Fund - Class X - 4.25% (e)	693,228	693,228
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 4.24% (e)	693,228	693,228
TOTAL SHORT-TERM INVESTMENTS (Cost $1,386,456)		1,386,456
TOTAL INVESTMENTS (Cost $107,806,034) - 97.7%		$106,211,323
ASSETS IN EXCESS OF OTHER LIABILITIES - 2.3%		2,540,928
TOTAL NET ASSETS - 100.0%		$108,752,251

Percentages are stated as a percent of net assets.
(a)
Security is fair valued by the Adviser Valuation Committee pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $104,824,867, which represented 96.4% of net assets.

(b)	Non-Income producing security.
(c)	Security is illiquid.
(d)
Security is restricted as to resale. Although security is restricted to resale, the Fund’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2025, was $6,052,668, which represented 5.6% of net assets.

(e)	Rate shown is the 7-day effective yield.
 The accompanying Notes to the Consolidated Schedule of Investments are an integral part of the Consolidated Schedule of Investments.(Continued)
10

Consolidated Schedule of Investments	as of April 30, 2025 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

Prepaid Forward Contract (a)

Artwork Contract	Counterparty	Contract Date	Cost	Fair Value
Sxtill, Clxyfxford; PH-69 (b)	Masterworks, LLC	8/30/2023	$7,248,164	$9,970,753
Coxndo, Gxexoxrxgxe; Autumn in Soho (c)	Masterworks, LLC	3/13/2024	1,868,875	2,992,375
Mitxchell, Jxoxaxn; Blueberry (c)	Masterworks, LLC	6/6/2024	6,312,110	8,374,096
Hoxckney, Dxaxvxixd; Almost Like Skiing (c)	Masterworks, LLC	1/22/2025	2,105,178	2,891,226
				$24,228,450

(a)	Security is fair valued by the Adviser and has significant unobservable inputs.
(b)
The forward contract is prepaid by the buyer and may be physically or cash settled. If the contract is to be cash settled, the final settlement price will be based upon sale of the artwork as agreed by the parties. The termination date is the earlier of (i) 100 days from the valuation date of the artwork in November 2026 or May 2027, as selected by the seller, or as otherwise agreed to by the parties, and (ii) two business days following sale of the artwork.

(c)
The forward contract is prepaid by the buyer and may be physically or cash settled. If the contract is to be cash settled, the final settlement price will be based upon sale of the artwork as agreed by the parties. The termination date is the earlier of (i) 100 days from the valuation date of the artwork in November 2027 or May 2028, as selected by the seller, or as otherwise agreed to by the parties, and (ii) two business days following sale of the artwork.

The accompanying Notes to the Consolidated Schedule of Investments are an integral part of the Consolidated Schedule of Investments.
11

Notes to Consolidated Financial Statements	as of April 30, 2025 (Unaudited)

1. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Stone Ridge Art Risk Premium Fund (the “Fund”) in the preparation of its consolidated financial statements. The consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services - Investment Companies.
2. Investment Valuation and Fair Value Measurement
The Board of Trustees (the “Board”) of Stone Ridge Trust VIII has approved procedures pursuant to which the Fund values its investments (the “Valuation Procedures”). The Board has established a Valuation Committee (the “Board Valuation Committee”), which has designated Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) to serve as “valuation designee” in accordance with Rule 2a-5 of the Investment Company Act of 1940, as amended and, in that capacity, to bear responsibility for implementing the Valuation Procedures, including performing fair valuation determinations relating to all investments held by the Fund (as needed), subject to the oversight of the Board Valuation Committee and certain reporting and other requirements as described in the Valuation Procedures. A committee consisting of personnel of the Adviser (the “Adviser Valuation Committee”) performs certain functions in implementing the Valuation Procedures, including with respect to the performance of fair valuation determinations.
Generally, the Fund must value its assets using market quotations when they are readily available. If, with respect to any portfolio instrument, market quotations are not readily available or available market quotations are deemed to be unreliable by Stone Ridge, then such instruments will be valued as determined in good faith by Stone Ridge.
The Fund generally expects that the Artwork it holds will be fair valued by Stone Ridge in accordance with the Valuation Procedures and with assistance from certain Fund service providers. Listed below is a summary of certain of the methodologies generally used currently to fair value investments in Artwork, the special purpose vehicles that own Artwork or partial interests in Artwork (each, an “Artwork Company”) and the prepaid forward contracts on Artwork held by the Fund under the Valuation Procedures. The Artwork held by the Fund will be fair valued based on some or all the following fair valuation methodologies:
•
Assessment of the acquisition cost of Artwork or Artwork Company investments adjusted by premium or discount factors based on the Adviser’s assessment of economic, environmental conditions or other events that may result in higher or lower prices for Artwork or Artwork Company investments generally.

•	Assessment of recent comparable public and, to the extent verifiable, private sale prices for similar Artwork that is available and reliable and price trend information for comparable Artwork.
•	Assessment of artist-level and art-market segment level pricing information and benchmarks that are available and reliable and price trend information for such specific artist’s works.
•
Assessment of pricing information provided by third-party service providers or valuation agents, including Masterworks or Masterworks Administrative Services, LLC (“Masterworks AS” or “Artwork Administrator”).

•	Assessment of any other available information that the Adviser deems relevant to the valuation of Artwork or Artwork Company investments.
Fair value pricing of Artwork will require subjective determinations about the value of Artwork. Fair values may differ from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund. It is possible that the fair value determined for an investment may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.
12

Notes to Consolidated Financial Statements	as of April 30, 2025 (Unaudited)

The Adviser will generally determine the value of the Artwork Company investment by using the value of the underlying single work of art adjusted for any factors required to convert the value of the artwork asset to the value of the equity security. These factors include but are not limited to the fees charged to the Artwork Company, any secondary market or other transactions for Artwork Company shares, the perceived likelihood of a sale of the Artwork underlying the Artwork Company, the perceived timing of any such sale, the perceived likelihood of the form of any such sale (i.e., sale at auction versus sale in the private market) and any fees or expenses associated with such form, the perceived future appreciation rate of such Artwork, other market-wide or economic conditions or factors, or other factors deemed relevant by the Adviser. The Advisor will generally determine the value of the prepaid forward contract by using the value of the underlying single work of art adjusted for any fees owed to the counterparty as part of the contract. The Adviser values the underlying Artwork using a sales comparison approach (the “Sales Comparison Approach”), which is an appraisal method that compares the Artwork to a set of artworks with similar characteristics that have recently sold (“comparables” or “comps”) and taking into account certain other factors (art-specific factors, artist-specific factors, market factors and any changes to the condition of the Artwork). The valuation of the Artwork will be carried out by an appraiser upon the sale of a comparable (or if more than 180 days have passed since acquisition of the artwork without a sale of a comparable during such 180 days) and documented in an appraisal report.
The Fund adheres to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:
Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;
Level 2 Inputs: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;
Level 3 Inputs: significant unobservable inputs for the asset or liability.
Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.
The table below summarizes assets and liabilities measured at fair value on a recurring basis. Transfers between levels (if any) are recognized at the end of the reporting period.

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Class A Equity Shares	$—	$—	$104,824,867	$104,824,867
Money Market Funds	1,386,456	—	—	1,386,456
Total Investments	$1,386,456	$—	$104,824,867	$106,211,323
Other Financial Instruments
Prepaid Forward Contracts	$—	$—	$24,228,450	$24,228,450
Total Other Financial Instruments	$—	$—	$24,228,450	$24,228,450

13

Notes to Consolidated Financial Statements	as of April 30, 2025 (Unaudited)

Below is a reconciliation that details the activity of securities in Level 3 during the period ended April 30, 2025:

	CLASS A EQUITY SHARES	PREPAID FORWARD CONTRACTS
Beginning Balance — July 31, 2024	$ 101,277,181	$ 20,841,046
Acquisitions	6,901,438	2,382,303
Dispositions	—	—
Realized gains (losses)	—	—
Return of capital	—	—
Change in unrealized appreciation/(depreciation)	(3,353,752)	1,005,101
Transfers in/(out) Level 3	—	—
Ending Balance — April 30, 2025	$ 104,824,867	$ 24,228,450

As of April 30, 2025, the change in unrealized appreciation (depreciation) on positions still held by the Fund was ($3,353,752) for Class A Equity Shares and $1,005,101 for Prepaid Forward Contracts.
The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of April 30, 2025:

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 4/30/25	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE
Class A Equity Shares	Art	$ 104,824,867	Sales Comparison Approach	N/A	N/A	N/A
Prepaid Forward Contracts	Art	$24,228,450	Sales Comparison Approach	N/A	N/A	N/A

The Artwork underlying each Artwork Company or prepaid forward contract is valued using the Sales Comparison Approach, which is an appraisal method carried out by an independent third-party appraiser that compares the Artwork to a set of comparable artworks. The appraiser selects the comparable artworks by identifying artworks that have similar characteristics to the Artwork in question (e.g., artist, genre, time period, size, date of the work’s creation, medium, series, imagery, technique, color, condition, provenance, exhibition history, prior sales history and any other relevant information); considering the recency of such artworks’ sales data; and considering the reliability of such sales data. The appraiser assigns a value to the Artwork in question based on the similarity of the physical characteristics and condition of the comparable artworks to the Artwork in question; the appraiser’s perceived quality of the comparable relative to the Artwork in question; the date of the comparable work’s most recent sale; and the source of the relevant sales data. The appraiser may also incorporate art-specific factors, artist-specific factors, market factors and/or the physical condition of the Artwork into the fair valuation of the Artwork. The appraisers do not, in any formulaic or mathematical manner, make adjustments to the sales comparable figures, but instead rely on their professional expertise to determine a fair value for the Artwork that is based on the different sales comparable figures, using a qualitative approach. To fair value the Artwork Company investments, the fees and expenses paid to the sponsor of the Artwork Company, as described in the offering documents of each Artwork Company, are subtracted from the fair value of the underlying Artwork and that value is then prorated to reflect the number of shares of the Artwork Company owned by the Fund. The Adviser will additionally adjust the fair value of the underlying Artwork for any other factors required to convert the value of the artwork asset to the value of the equity security. These factors include but are not limited to any secondary market or other transactions for Artwork Company shares, the perceived likelihood of a sale of the Artwork underlying the Artwork Company, the perceived timing of any such sale, the perceived likelihood of the form of any such sale (i.e., sale at auction versus sale in the private market) and any fees or expenses associated with such form, the perceived future appreciation rate of such Artwork, other market-wide or economic conditions or factors, or other factors deemed relevant by the Adviser.
To fair value the prepaid forward, any fees owed to the contract counterparty are subtracted from the fair value of the underlying Artwork.
14